Business Segments	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Business Segments
BUSINESS SEGMENTS

Effective January 2, 2011, as a result of the acquisition of Griffin, the Company's business operations were reorganized into two new segments, Rendering and Bakery, in order to better align its business with the underlying markets and customers that the Company serves. All historical periods have been restated for the changes to the segment reporting structure. The Company sells its products domestically and internationally. The measure of segment profit (loss) includes all revenues, operating expenses (excluding certain amortization of intangibles), and selling, general and administrative expenses incurred at all operating locations and excludes general corporate expenses.

Included in corporate activities are general corporate expenses and the amortization of intangibles. Assets of corporate activities include cash, unallocated prepaid expenses, deferred tax assets, prepaid pension, and miscellaneous other assets.

Rendering
Rendering operations process poultry, animal by-products and used cooking oil into fats (primarily BFT, PG and YG), protein (primarily MBM and PM (feed grade and pet food grade)) and hides. Fat is approximately $399.1 million, $283.7 million and $462.9 million of net sales for the year ended January 1, 2011, January 2, 2010 and January 3, 2009, respectively and protein is approximately $243.5 million, $244.7 million and $259.9 million of net sales for the year ended January 1, 2011, January 2, 2010 and January 3, 2009, respectively. Rendering also provides grease trap servicing. Included in Rendering is the National Service Center (“NSC”). The NSC schedules services such as fat and bone and used cooking oil collection and trap cleaning for contracted customers using the Company's resources or third party providers.

Bakery
Bakery products are collected from large commercial bakeries that produce a variety of products, including cookies, crackers, cereal, bread, dough, potato chips, pretzels, sweet goods and biscuits, among others. The Company processes the raw materials into BBP, including Cookie Meal®, an animal feed ingredient primarily used in poultry rations.

Business Segment Net Revenues (in thousands):

	Year Ended
	January 1, 2011	January 2, 2010	January 3, 2009
Rendering	$714,685	$597,806	$807,492
Bakery	10,224	—	—
Total	$724,909	$597,806	$807,492

Included in Corporate Activities are general corporate expenses and the amortization of intangibles related to "Fresh Start Reporting."

Business Segment Profit/(Loss)  (in thousands):

	Year Ended
	January 1, 2011	January 2, 2010	January 3, 2009
Rendering	$132,502	$109,697	$131,335
Bakery	1,425	—	—
Corporate Activities	(80,947)	(64,802)	(73,755)
Interest expense	(8,737)	(3,105)	(3,018)
Net income	$44,243	$41,790	$54,562

Although intangible assets are allocated to operating segments, the amortization related to the adoption of "Fresh Start Reporting" in 1993 is not considered in the measure of operating segment profit/(loss) and is included in Corporate Activities.

Business Segment Assets (in thousands):

	January 1, 2011	January 2, 2010
Rendering	$1,102,719	$336,362
Bakery	166,658	—
Corporate Activities	112,881	89,809
Total	$1,382,258	$426,171

 Business Segment Property, Plant and Equipment (in thousands):

	January 1, 2011	January 2, 2010	January 3, 2009
Depreciation and amortization:
Rendering	$27,959	$21,932	$18,580
Bakery	426	—	—
Corporate Activities	3,523	3,294	5,853
Total	$31,908	$25,226	$24,433
Capital expenditures:
Rendering	$21,431	$19,666	$28,109
Bakery	165	—	—
Corporate Activities	3,124	3,972	2,897
Total (a)	$24,720	$23,638	$31,006

(a)    Excludes the capital assets acquired as part of the acquisition of assets related to the Griffin Transaction and Nebraska Transaction in fiscal 2010 of approximately$243.7 million, the Sanimax Transaction and Boca Transaction in fiscal 2009 of approximately $8.0 million and the API Transaction in fiscal 2008 of approximately $3.4 million.

The Company has no material foreign operations, but exports a portion of its products to customers in various foreign countries.

Geographic Area Net Trade Revenues (in thousands):

	January 1, 2011	January 2, 2010	January 3, 2009
Domestic	$653,909	$526,975	$675,257
Foreign	71,000	70,831	132,235
Total	$724,909	$597,806	$807,492

The Company attributes revenues from external customers to individual foreign countries based on the destination of the Company's shipments.  For fiscal 2010, 2009 and 2008, no individual foreign country comprised more than 5% of the Company’s consolidated revenue.